Finance (cost)/Income-Net	12 Months Ended
Dec. 31, 2022
Profit (loss) [abstract]
Finance (cost)/Income-Net

9. Finance (Cost)/Income —net

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Finance income
Interest from bank deposits and term deposits	717	622	1,323
Interest income from investments at fair value through other comprehensive income	—	—	9,392
	717	622	10,715
Finance cost
Issuance cost of financial instruments with preferred rights	(2,851)	—	—
Interest for lease liabilities	(42)	(44)	(144)
	(2,893)	(44)	(144)
Finance (cost)/income—net	(2,176)	578	10,571